Agreements And Transactions With Affiliates (Transactions With Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate to affiliates	$ 1,110.9		$ 924.2		$ 698.6
Transportation, processing and other	33.4		22.2		16.0
Purchases of natural gas, propane and NGLs from affiliates	447.2		278.2		247.3
(Losses) gains from commodity derivative activity, net	0.9		(2.3)		(2.9)
Operating and maintenance expense	125.7	[1]	98.3	[2]	84.2	[3]
General and administrative expense	29.4		31.5		31.2
Other income			3.0
Interest expense	33.9		29.1		28.3
DCP Midstream, LLC [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate to affiliates	1,058.7		881.2		667.9
Transportation, processing and other	26.0		12.1		7.5
Purchases of natural gas, propane and NGLs from affiliates	185.8		183.9		138.8
(Losses) gains from commodity derivative activity, net	0.2		(1.9)		(3.6)
Operating and maintenance expense	0.6
General and administrative expense	29.1		31.3		30.9
Interest expense	0.4		0.2		0.2
Spectra Energy [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate to affiliates					0.3
Transportation, processing and other			0.2		0.3
Purchases of natural gas, propane and NGLs from affiliates	249.6	[4]	82.1	[4]	95.3	[4]
Operating and maintenance expense			(0.3)		0.2
Other income			3.0
ConocoPhillips [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate to affiliates	52.2		43.0		30.4
Transportation, processing and other	7.4		9.9		8.2
Purchases of natural gas, propane and NGLs from affiliates	5.8		7.4		12.8
(Losses) gains from commodity derivative activity, net			(0.4)		0.7
General and administrative expense	0.3		0.2		0.3
Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Purchases of natural gas, propane and NGLs from affiliates	$ 6.0		$ 4.8		$ 0.4

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Includes a $17.0 million payment received in December 2010 for reimbursement of damages we incurred when an international propane supplier breached its contract with Spectra Energy.